Transactions with Directors and Other Key Management Personnel - Summary of Remuneration of the Directors and Other Key Management Personnel (Details)	12 Months Ended
	Dec. 31, 2022 GBP (£) individual	Dec. 31, 2021 GBP (£) individual	Dec. 31, 2020 GBP (£) individual
Disclosure Of Directors And Key Management Remuneration [Line Items]
Salaries and fees	£ 4,037,116	£ 3,828,333	£ 3,913,865
Performance-related payments	3,701,569	3,431,294	479,037
Other fixed remuneration (allowances and non-cash benefits)	906,201	806,103	1,047,986
Expenses	13,004	3,705	2,579
Total remuneration	8,657,890	8,069,435	5,443,467
Short-term employee benefits	15,641,669	18,831,380	16,106,627
Post-employment benefits	740,333	913,842	1,832,544
Compensation for loss of office	1,540,400	0	275,000
Total compensation	£ 17,922,402	£ 19,745,222	£ 18,214,171
Long-term metrics, percentage achieved		36.00%
Guaranteed variable remuneration, percentage vested	40.00%
Guaranteed variable remuneration, percentage unvested	60.00%
Number key management persons who receives termination benefit | individual	3		1
Increase (decrease) due to voluntary changes in accounting policy
Disclosure Of Directors And Key Management Remuneration [Line Items]
Salaries and fees		£ (7,463)	£ 7,463
Minimum
Disclosure Of Directors And Key Management Remuneration [Line Items]
Long-term metrics, minimum percentage		0.00%
Director
Disclosure Of Directors And Key Management Remuneration [Line Items]
Deferred performance related payments of shares	£ 0		£ 1,293,678
Number of previously employed individuals for buy-out of deferred performance related payment | individual			1
Deferred performance related payments of shares vested			£ 242,605
Guaranteed variable remuneration epense	660,648	£ 0	0
Key Management Personnel
Disclosure Of Directors And Key Management Remuneration [Line Items]
Deferred performance related payments of shares	£ 0	£ 107,225	£ 924,133
Number of previously employed individuals for buy-out of deferred performance related payment | individual		1	1
Deferred performance related payments of shares vested		£ 25,413	£ 60,500